Impairment of Intangible Assets and Property, Plant and Equipment - Schedule of Allocation of Goodwill (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	€ 40,264	€ 40,287	€ 39,557
Pharmaceuticals [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	32,437
Consumer Healthcare [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	6,525
Vaccines [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	€ 1,302